Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 28, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following provides a breakdown of accounts payable and accrued expenses:

	Fiscal 2019	Fiscal 2018
Accounts payable	$1,412	$3,213
Accrued payroll, taxes and bonuses	12,700	11,378
Severance costs	190	201
Other accrued expenses	2,275	3,491
Total	$16,577	$18,283